PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances to employees		¥ 373,071	¥ 982,530
Other current assets		6,962,753	7,285,850
Total prepaid expenses and other current assets	$ 1,065,757	¥ 7,335,824	¥ 8,268,380